DERIVATIVES ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Notionals
Derivative Notionals

	Hedging instruments under ASC 815(1)(2)		Other derivative instruments
			Trading derivatives		Management hedges(3)
In millions of dollars	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Interest rate contracts
Swaps	$163,348	$132,823	$31,906,549	$36,370,196	$31,945	$93,286
Futures and forwards	—	20	7,044,990	6,129,742	42,305	61,398
Written options	—	—	3,311,751	3,342,832	3,913	3,103
Purchased options	—	—	3,171,056	3,240,990	4,910	3,185
Total interest rate contract notionals	$163,348	$132,843	$45,434,346	$49,083,760	$83,073	$160,972
Foreign exchange contracts
Swaps	$25,157	$22,402	$4,567,977	$3,298,500	$23,990	$20,013
Futures and forwards	73,219	79,646	2,154,773	1,982,303	7,069	14,226
Written options	—	101	1,343,520	1,037,433	432	—
Purchased options	—	106	1,363,382	1,029,872	432	71
Total foreign exchange contract notionals	$98,376	$102,255	$9,429,652	$7,348,108	$31,923	$34,310
Equity contracts
Swaps	$—	$—	$131,344	$100,019	$—	$—
Futures and forwards	—	—	30,510	23,161	—	—
Written options	—	—	305,627	333,945	—	—
Purchased options	—	—	275,216	266,570	—	—
Total equity contract notionals	$—	$—	$742,697	$723,695	$—	$—
Commodity and other contracts
Swaps	$—	$—	$90,817	$81,112	$—	$—
Futures and forwards	1,089	—	106,021	98,265	—	—
Written options	—	—	104,581	100,482	—	—
Purchased options	—	—	95,567	97,626	—	—
Total commodity and other contract notionals	$1,089	$—	$396,986	$377,485	$—	$—
Credit derivatives(4)
Protection sold	$—	$—	$1,063,858	$1,143,363	$—	$—
Protection purchased	—	95	1,100,369	1,195,223	16,018	19,744
Total credit derivatives	$—	$95	$2,164,227	$2,338,586	$16,018	$19,744
Total derivative notionals	$262,813	$235,193	$58,167,908	$59,871,634	$131,014	$215,026

(1)
The notional amounts presented in this table do not include hedge accounting relationships under ASC 815 where Citigroup is hedging the foreign currency risk of a net investment in a foreign operation by issuing a foreign-currency-denominated debt instrument. The notional amount of such debt was $3,752 million and $6,450 million at December 31, 2014 and December 31, 2013, respectively.

(2)
Derivatives in hedge accounting relationships accounted for under ASC 815 are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities on the Consolidated Balance Sheet.

(3)
Management hedges represent derivative instruments used to mitigate certain economic risks, but for which hedge accounting is not applied. These derivatives are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities on the Consolidated Balance Sheet.

(4)
Credit derivatives are arrangements designed to allow one party (protection buyer) to transfer the credit risk of a “reference asset” to another party (protection seller). These arrangements allow a protection seller to assume the credit risk associated with the reference asset without directly purchasing that asset. The Company enters into credit derivative positions for purposes such as risk management, yield enhancement, reduction of credit concentrations and diversification of overall risk.

Derivative Mark-to-Market (MTM) Receivables/Payables

In millions of dollars at December 31, 2014	Derivatives classified in Trading account assets / liabilities(1)(2)(3)		Derivatives classified in Other assets / liabilities(2)(3)
Derivatives instruments designated as ASC 815 hedges	Assets	Liabilities	Assets	Liabilities
Over-the-counter	$1,508	$204	$3,117	$414
Cleared	4,300	868	—	25
Interest rate contracts	$5,808	$1,072	$3,117	$439
Over-the-counter	$3,885	$743	$678	$588
Foreign exchange contracts	$3,885	$743	$678	$588
Total derivative instruments designated as ASC 815 hedges	$9,693	$1,815	$3,795	$1,027
Derivatives instruments not designated as ASC 815 hedges
Over-the-counter	$376,778	$359,689	$106	$—
Cleared	255,847	261,499	6	21
Exchange traded	20	22	141	164
Interest rate contracts	$632,645	$621,210	$253	$185
Over-the-counter	$151,736	$157,650	$—	$17
Cleared	366	387	—	—
Exchange traded	7	46	—	—
Foreign exchange contracts	$152,109	$158,083	$—	$17
Over-the-counter	$20,425	$28,333	$—	$—
Cleared	16	35	—	—
Exchange traded	4,311	4,101	—	—
Equity contracts	$24,752	$32,469	$—	$—
Over-the-counter	$19,943	$23,103	$—	$—
Exchange traded	3,577	3,083	—	—
Commodity and other contracts	$23,520	$26,186	$—	$—
Over-the-counter	$39,412	$39,439	$265	$384
Cleared	4,106	3,991	13	171
Credit derivatives(4)	$43,518	$43,430	$278	$555
Total derivatives instruments not designated as ASC 815 hedges	$876,544	$881,378	$531	$757
Total derivatives	$886,237	$883,193	$4,326	$1,784
Cash collateral paid/received(5)(6)	$6,523	$9,846	$123	$7
Less: Netting agreements(7)	(777,178)	(777,178)	—	—
Less: Netting cash collateral received/paid(8)	(47,625)	(47,769)	(1,791)	(15)
Net receivables/payables included on the consolidated balance sheet(9)	$67,957	$68,092	$2,658	$1,776
Additional amounts subject to an enforceable master netting agreement but not offset on the Consolidated Balance Sheet
Less: Cash collateral received/paid	$(867)	$(11)	$—	$—
Less: Non-cash collateral received/paid	(10,043)	(6,264)	(1,293)	—
Total net receivables/payables(9)	$57,047	$61,817	$1,365	$1,776

(1)	The trading derivatives fair values are presented in Note 13 to the Consolidated Financial Statements.

(2)	Derivative mark-to-market receivables/payables related to management hedges are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities.

(3)
Over-the-counter (OTC) derivatives are derivatives executed and settled bilaterally with counterparties without the use of an organized exchange or central clearing house. Cleared derivatives include derivatives executed bilaterally with a counterparty in the OTC market but then novated to a central clearing house, whereby the central clearing house becomes the counterparty to both of the original counterparties. Exchange traded derivatives include derivatives executed directly on an organized exchange that provides pre-trade price transparency.

(4)
The credit derivatives trading assets comprise $18,430 million related to protection purchased and $25,088 million related to protection sold as of December 31, 2014. The credit derivatives trading liabilities comprise $25,972 million related to protection purchased and $17,458 million related to protection sold as of December 31, 2014.

(5)
For the trading account assets/liabilities, reflects the net amount of the $54,292 million and $57,471 million of gross cash collateral paid and received, respectively. Of the gross cash collateral paid, $47,769 million was used to offset trading derivative liabilities and, of the gross cash collateral received, $47,625 million was used to offset trading derivative assets.

(6)
For cash collateral paid with respect to non-trading derivative liabilities, reflects the net amount of $138 million the gross cash collateral received, of which $15 million is netted against OTC non-trading derivative positions within Other liabilities. For cash collateral received with respect to non-trading derivative liabilities, reflects the net amount of $1,798 million of the gross cash collateral received, of which $1,791 million is netted against OTC non-trading derivative positions within Other assets.

(7)
Represents the netting of derivative receivable and payable balances with the same counterparty under enforceable netting agreements. Approximately $510 billion, $264 billion and $3 billion of the netting against trading account asset/liability balances is attributable to each of the OTC, cleared and exchange traded derivatives, respectively.

(8)
Represents the netting of cash collateral paid and received by counterparty under enforceable credit support agreements. Substantially all cash collateral received is netted against OTC derivative assets. Cash collateral paid of approximately $46 billion and $2 billion is netted against each of the OTC and cleared derivative liabilities, respectively.

(9)	The net receivables/payables include approximately $11 billion derivative asset and $10 billion of derivative liability fair values not subject to enforceable master netting agreements.

In millions of dollars at December 31, 2013	Derivatives classified in Trading account assets / liabilities(1)(2)(3)		Derivatives classified in Other assets / liabilities(2)(3)
Derivatives instruments designated as ASC 815 hedges	Assets	Liabilities	Assets	Liabilities
Over-the-counter	$956	$306	$3,082	$854
Cleared	2,505	585	5	—
Interest rate contracts	$3,461	$891	$3,087	$854
Over-the-counter	$1,540	$1,244	$989	$293
Foreign exchange contracts	$1,540	$1,244	$989	$293
Over-the-counter	$—	$—	$—	$2
Credit derivatives	$—	$—	$—	$2
Total derivative instruments designated as ASC 815 hedges	$5,001	$2,135	$4,076	$1,149
Derivatives instruments not designated as ASC 815 hedges
Over-the-counter	$313,772	$297,115	$37	$9
Cleared	311,114	319,190	27	5
Exchange traded	33	30	—	—
Interest rate contracts	$624,919	$616,335	$64	$14
Over-the-counter	$89,847	$86,147	$79	$3
Cleared	1,119	1,191	—	—
Exchange traded	48	55	—	—
Foreign exchange contracts	$91,014	$87,393	$79	$3
Over-the-counter	$19,080	$28,458	$—	$—
Exchange traded	5,797	5,834	—	—
Equity contracts	$24,877	$34,292	$—	$—
Over-the-counter	$7,921	$9,059	$—	$—
Exchange traded	1,161	1,111	—	—
Commodity and other contracts	$9,082	$10,170	$—	$—
Over-the-counter	$38,496	$38,247	$71	$563
Cleared	1,850	2,547	—	—
Credit derivatives(4)	$40,346	$40,794	$71	$563
Total Derivatives instruments not designated as ASC 815 hedges	$790,238	$788,984	$214	$580
Total derivatives	$795,239	$791,119	$4,290	$1,729
Cash collateral paid/received(5)(6)	$6,073	$8,827	$82	$282
Less: Netting agreements(7)	(713,598)	(713,598)	—	—
Less: Netting cash collateral received/paid(8)	(34,893)	(39,094)	(2,951)	—
Net receivables/payables included on the Consolidated Balance Sheet(9)	$52,821	$47,254	$1,421	$2,011
Additional amounts subject to an enforceable master netting agreement but not offset on the Consolidated Balance Sheet
Less: Cash collateral received/paid	$(365)	$(5)	$—	$—
Less: Non-cash collateral received/paid	(7,478)	(3,345)	(341)	—
Total net receivables/payables(9)	$44,978	$43,904	$1,080	$2,011

(1)	The trading derivatives fair values are presented in Note 13 to the Consolidated Financial Statements.

(2)	Derivative mark-to-market receivables/payables related to management hedges are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities.

(3)
Over-the-counter (OTC) derivatives include derivatives executed and settled bilaterally with counterparties without the use of an organized exchange or central clearing house. Cleared derivatives include derivatives executed bilaterally with a counterparty in the OTC market but then novated to a central clearing house, whereby the central clearing house becomes the counterparty to both of the original counterparties. Exchange traded derivatives include derivatives executed directly on an organized exchange that provides pre-trade price transparency.

(4)
The credit derivatives trading assets comprise $13,673 million related to protection purchased and $26,673 million related to protection sold as of December 31, 2013. The credit derivatives trading liabilities comprise $28,158 million related to protection purchased and $12,636 million related to protection sold as of December 31, 2013.

(5)
For the trading account assets/liabilities, reflects the net amount of the $45,167 million and $43,720 million of gross cash collateral paid and received, respectively. Of the gross cash collateral paid, $39,094 million was used to offset derivative liabilities and, of the gross cash collateral received, $34,893 million was used to offset derivative assets.

(6)
For cash collateral received with respect to non-trading derivative liabilities, reflects the net amount of $3,233 million of gross cash collateral received of which $2,951 million is netted against non-trading derivative positions within other assets.

(7)
Represents the netting of derivative receivable and payable balances with the same counterparty under enforceable netting agreements. Approximately $392 billion, $317 billion and $5 billion of the netting against trading account asset/liability balances is attributable to each of the OTC, cleared and exchange-traded derivatives, respectively.

(8)
Represents the netting of cash collateral paid and received by counterparty under enforceable credit support agreements. Substantially all cash collateral received is netted against OTC derivative assets. Cash collateral paid of approximately $33 billion and $6 billion is netted against OTC and cleared derivative liabilities, respectively.

(9)	The net receivables/payables include approximately $16 billion of both derivative asset and liability fair values not subject to enforceable master netting agreements.

Derivative gain (losses)
Schedule of pretax change in Accumulated other comprehensive income (loss) from cash flow hedges
The pretax change in Accumulated other comprehensive income (loss) from cash flow hedges is presented below:

	Year ended December 31,
In millions of dollars	2014	2013	2012
Effective portion of cash flow hedges included in AOCI
Interest rate contracts	$299	$749	$(322)
Foreign exchange contracts	(167)	34	143
Credit derivatives	2	14	—
Total effective portion of cash flow hedges included in AOCI	$134	$797	$(179)
Effective portion of cash flow hedges reclassified from AOCI to earnings
Interest rate contracts	$(260)	$(700)	$(837)
Foreign exchange contracts	(149)	(176)	(180)
Total effective portion of cash flow hedges reclassified from AOCI to earnings(1)	$(409)	$(876)	$(1,017)

(1)	Included primarily in Other revenue and Net interest revenue on the Consolidated Income Statement.

Schedule of key characteristics of credit derivative portfolio
The following tables summarize the key characteristics of Citi’s credit derivatives portfolio by counterparty and derivative form as of December 31, 2014 and December 31, 2013:

	Fair values		Notionals
In millions of dollars at December 31, 2014	Receivable(1)	Payable(2)	Protection purchased	Protection sold
By industry/counterparty
Banks	$24,828	$23,189	$574,764	$604,700
Broker-dealers	8,093	9,309	204,542	199,693
Non-financial	91	113	3,697	1,595
Insurance and other financial institutions	10,784	11,374	333,384	257,870
Total by industry/counterparty	$43,796	$43,985	$1,116,387	$1,063,858
By instrument
Credit default swaps and options	$42,930	$42,201	$1,094,199	$1,054,671
Total return swaps and other	866	1,784	22,188	9,187
Total by instrument	$43,796	$43,985	$1,116,387	$1,063,858
By rating
Investment grade	$17,432	$17,182	$824,831	$786,848
Non-investment grade	26,364	26,803	291,556	277,010
Total by rating	$43,796	$43,985	$1,116,387	$1,063,858
By maturity
Within 1 year	$4,356	$4,278	$250,489	$229,502
From 1 to 5 years	34,692	35,160	790,251	772,001
After 5 years	4,748	4,547	75,647	62,355
Total by maturity	$43,796	$43,985	$1,116,387	$1,063,858

(1)	The fair value amount receivable is composed of $18,708 million under protection purchased and $25,088 million under protection sold.

(2)	The fair value amount payable is composed of $26,527 million under protection purchased and $17,458 million under protection sold.

	Fair values		Notionals
In millions of dollars at December 31, 2013	Receivable(1)	Payable(2)	Protection purchased	Protection sold
By industry/counterparty
Banks	$24,992	$23,455	$739,646	$727,748
Broker-dealers	8,840	9,820	254,250	224,073
Non-financial	138	162	4,930	2,820
Insurance and other financial institutions	6,447	7,922	216,236	188,722
Total by industry/counterparty	$40,417	$41,359	$1,215,062	$1,143,363
By instrument
Credit default swaps and options	$40,233	$39,930	$1,201,716	$1,141,864
Total return swaps and other	184	1,429	13,346	1,499
Total by instrument	$40,417	$41,359	$1,215,062	$1,143,363
By rating
Investment grade	$17,150	$17,174	$812,918	$752,640
Non-investment grade	23,267	24,185	402,144	390,723
Total by rating	$40,417	$41,359	$1,215,062	$1,143,363
By maturity
Within 1 year	$2,901	$3,262	$254,305	$221,562
From 1 to 5 years	31,674	32,349	883,879	853,391
After 5 years	5,842	5,748	76,878	68,410
Total by maturity	$40,417	$41,359	$1,215,062	$1,143,363

(1)	The fair value amount receivable is composed of $13,744 million under protection purchased and $26,673 million under protection sold.

(2)	The fair value amount payable is composed of $28,723 million under protection purchased and $12,636 million under protection sold.

Fair value hedges
Derivative gain (losses)
Schedule of gains (losses) on derivatives not designated in a qualifying hedging relationship recognized in Other revenue and gains (losses) on fair value hedges
The following table summarizes the gains (losses) on the Company’s fair value hedges for the years ended December 31, 2014 and 2013 and 2012:

	Gains (losses) on fair value hedges(1)
	Year ended December 31,
In millions of dollars	2014	2013	2012
Gain (loss) on the derivatives in designated and qualifying fair value hedges
Interest rate contracts	$1,546	$(3,288)	$122
Foreign exchange contracts	1,367	265	377
Commodity contracts	(221)	—	—
Total gain (loss) on the derivatives in designated and qualifying fair value hedges	$2,692	$(3,023)	$499
Gain (loss) on the hedged item in designated and qualifying fair value hedges
Interest rate hedges	$(1,496)	$3,204	$(371)
Foreign exchange hedges	(1,422)	(185)	(331)
Commodity hedges	250	—	—
Total gain (loss) on the hedged item in designated and qualifying fair value hedges	$(2,668)	$3,019	$(702)
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges
Interest rate hedges	$53	$(84)	$(249)
Foreign exchange hedges	(16)	(4)	16
Total hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	$37	$(88)	$(233)
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges
Interest rate contracts	$(3)	$—	$—
Foreign exchange contracts(2)	(39)	84	30
Commodity hedges(2)	29	—	—
Total net gain (loss) excluded from assessment of the effectiveness of fair value hedges	$(13)	$84	$30

(1)	Amounts are included in Other revenue on the Consolidated Statement of Income. The accrued interest income on fair value hedges is recorded in Net interest revenue and is excluded from this table.

(2)
Amounts relate to the premium associated with forward contracts (differential between spot and contractual forward rates). These amounts are excluded from the assessment of hedge effectiveness and are reflected directly in earnings.

Derivatives not designated in a qualifying hedging relationship
Derivative gain (losses)
Schedule of gains (losses) on derivatives not designated in a qualifying hedging relationship recognized in Other revenue and gains (losses) on fair value hedges
The amounts recognized in Other revenue in the Consolidated Statement of Income for the years ended December 31, 2014, 2013 and 2012 related to derivatives not designated in a qualifying hedging relationship are shown below. The table below does not include any offsetting gains/losses on the economically hedged items to the extent such amounts are also recorded in Other revenue.

	Gains (losses) included in Other revenue
	Year ended December 31,
In millions of dollars	2014	2013	2012
Interest rate contracts	$(227)	$208	$(405)
Foreign exchange	14	(41)	144
Credit derivatives	(150)	(594)	(1,022)
Total Citigroup	$(363)	$(427)	$(1,283)